Policyholder Liabilities - Summary of Liability For Future Policy Benefits Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Policy benefit reserves	$ 318,677	$ 402,305
Deferred profit liability	19,223	18,716
Liability for future policy benefits and unpaid claims and claims adjustment expense, before reinsurance recoverable	337,900	421,021
Less: Reinsurance recoverable	(1,259)	(1,283)
Net liability for future policy benefits, after reinsurance recoverable	336,641	419,738
Gross Premiums or Assessments	16,994	53,778
Interest Expense	$ 14,613	$ 14,777
SPIA With Life Contingency
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average liability duration of the liability for future policy benefits (years)	6 years 9 months 10 days	7 years 6 months 25 days
Expected future benefit payments	$ 467,627	$ 485,411
Expected future gross premiums	$ 0	$ 0